Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments.
Schedule of segments' statement of comprehensive income

The segments’ statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	CO	Total
Revenue	37,934	3,201	41,135
Cost of revenue	(16,834)	(1,188)	(18,022)
Segment net revenue	21,100	2,013	23,113
Overheads	(6,379)	(3,231)	(9,610)
Credit loss expense	(116)	(220)	(336)
Depreciation, amortization and impairment	(688)	(107)	(795)
Share of gain of an associate and a joint venture	—	306	306
Other gains and losses	(85)	119	34
Segment profit/(loss) before tax	13,832	(1,120)	12,712
Income tax	(2,861)	(257)	(3,118)
Segment net profit/(loss)	10,971	(1,377)	9,594

The segments’ statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CFS	RB	CO	Total
Revenue	38,490	1,198	1,151	2,397	43,236
Cost of revenue	(15,853)	(132)	(603)	(670)	(17,258)
Segment net revenue	22,637	1,066	548	1,727	25,978
Overheads	(5,997)	(1,204)	(1,298)	(2,772)	(11,271)
Credit loss expense	(25)	(788)	8	(65)	(870)
Depreciation, amortization and impairment	(666)	(54)	(111)	(98)	(929)
Share of gain of an associate and a joint venture	—	—	—	663	663
Other gains and losses	(320)	(17)	(54)	15	(376)
Segment profit/(loss) before tax	15,629	(997)	(907)	(530)	13,195
Income tax	(3,021)	204	126	(200)	(2,891)
Segment net profit/(loss)	12,608	(793)	(781)	(730)	10,304

7. Operating segments (continued)

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	RB	CO	Total
Revenue	34,700	1,575	1,339	1,722	39,336
Cost of revenue	(13,735)	(236)	(1,829)	(360)	(16,160)
Segment net revenue	20,965	1,339	(490)	1,362	23,176
Overheads	(5,581)	(3,103)	(2,127)	(2,624)	(13,435)
Credit loss expense	13	(646)	(8)	(1)	(642)
Depreciation, amortization and impairment	(665)	(44)	(187)	(100)	(996)
Share of gain of an associate and a joint venture	—	—	—	323	323
Other gains and losses	(16)	(30)	(46)	(11)	(103)
Segment profit/(loss) before tax	14,716	(2,484)	(2,858)	(1,051)	8,323
Income tax	(2,611)	503	541	(77)	(1,644)
Segment net profit/(loss)	12,105	(1,981)	(2,317)	(1,128)	6,679

Schedule of segment net revenue

	2019	2020	2021
Revenue from continuing operations under IFRS	35,941	40,622	41,135
Revenue from discontinued operations under IFRS (Note 6)	3,395	2,614	—
Cost of revenue from continuing operations	(14,075)	(16,494)	(18,022)
Cost of revenue from discontinuing operations (Note 6)	(2,085)	(764)	—
Total segment net revenue, as presented to CODM	23,176	25,978	23,113

Schedule of reconciliation of segment profit before tax

	2019	2020	2021
Consolidated profit before tax from continuing operations under IFRS	11,954	14,365	20,616
Consolidated loss before tax from discontinued operations under IFRS (Note 6)	(5,575)	(2,509)	—
Gain on disposal of an associate	—	—	(8,177)
Fair value adjustments recorded on business combinations and their amortization	479	337	241
Impairment of non-current assets	792	134	24
Share-based payments	464	43	8
Offering expenses	79	71	—
Loss on forward contract to sell Sovest loans’ portfolio	—	712	—
Loss on disposal of subsidiary	—	42	—
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	130	—	—
Total segment profit before tax, as presented to CODM	8,323	13,195	12,712

Schedule of reconciliation of segment net profit

	2019	2020	2021
Consolidated net profit from continuing operations under IFRS	9,441	11,246	17,536
Consolidated net loss from discontinued operations under IFRS (Note 6)	(4,554)	(2,308)	—
Gain on disposal of an associate	—	—	(8,177)
Fair value adjustments recorded on business combinations and their amortization	479	337	241
Impairment of non-current assets	792	134	24
Share-based payments	464	43	8
Offering expenses	79	71	—
Loss on forward contract to sell Sovest loans’ portfolio	—	712	—
Loss on disposal of subsidiary	—	42	—
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	130	–	—
Effect from taxation of the above items	(152)	27	(38)
Total segment net profit, as presented to CODM	6,679	10,304	9,594

Schedule of revenue from external customers

	2019	2020	2021
Russia	29,485	33,283	36,988
Other CIS	1,592	1,746	2,313
EU	3,291	2,748	508
Other	4,968	5,459	1,326
Total revenue from continuing and discontinued operations	39,336	43,236	41,135

Schedule of disaggregation of revenue from contracts with customers

	2021
	PS	CO	Total
Payment processing fees	33,397	—	33,397
Cash and settlement service fees	114	386	500
Platform and marketing services related fees	145	813	958
Fees for guarantees issued	20	703	723
Other revenue	322	11	333
Total revenue from contracts with customers	33,998	1,913	35,911

7. Operating segments (continued)

Disaggregated revenue information (continued)

	2020
	PS	CFS	RB	CO	Total
Payment processing fees	34,326	—	—	—	34,326
Cash and settlement service fees	80	—	814	432	1,326
Installment cards related fees	—	827	—	—	827
Platform and marketing services related fees	133	—	14	662	809
Fees for guarantees issued	23	—	—	417	440
Other revenue	168	—	95	34	297
Total revenue from contracts with customers	34,730	827	923	1,545	38,025

	2019
	PS	CFS	RB	CO	Total
Payment processing fees	30,736	—	—	—	30,736
Cash and settlement service fees	49	—	471	883	1,403
Installment cards related fees	—	1,139	—	—	1,139
Platform and marketing services related fees	106	—	—	51	157
Fees for guarantees issued	27	—	—	94	121
Other revenue	106	—	100	122	328
Total revenue from contracts with customers	31,024	1,139	571	1,150	33,884